CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from/(used in) operating activities	$ (24,887)	$ (555)	$ 11,464
Income tax refunded	336
Net cash generated from/(used in) operating activities	(24,551)	(555)	11,464
Cash flows from investing activities
Net cash acquired from business combination	17,841
Disposal of subsidiaries, net of cash disposed	(2,558)
Purchases of property, plant and equipment	(92)
Purchase of intangible assets	(284)	(76)
Disposal of financial assets at fair value through profits or loss	2,566
Additions of financial assets at fair value through profits or loss	(2,395)
Purchase of time deposits	(836)
Purchase of digital assets	(4,000)
Interest received	497	134
Net cash generated from investing activities	10,739	58
Cash flows from financing activities
Repayments to related parties	(616)	(10,518)	(11,574)
Proceeds from related parties	14,235	3,010	10
Proceeds from bank borrowings, net	15
Payment for principal and interest of lease liabilities	(796)	(11)	(247)
Repurchase of ordinary shares	(880)
Proceeds from private placement, net of cost	25,339
Proceeds from issuance of ordinary and preference shares		13,500
Net cash (used in)/generated from financing activities	37,297	5,981	(11,811)
Net (decrease)/increase in cash and cash equivalents	23,485	5,484	(347)
Cash and cash equivalents at beginning of year	6,277	793	1,140
Effect on exchange rate changes on cash and cash equivalents	133
Cash and cash equivalents at end of year	$ 29,895	$ 6,277	$ 793